Schedule of Investments

March 31, 2022
(unaudited)
	Shares	Value (a)
Common Stocks — 99.3%
Communication Services — 9.2%
Alphabet Inc. Class A (b)	45,800	$127,385,830
Electronic Arts Inc.	93,700	11,853,987
Fox Corporation Class A	186,500	7,357,425
Meta Platforms, Inc. Class A (b)	214,400	47,673,984
T-Mobile US, Inc. (b)	27,400	3,516,790
Verizon Communications Inc.	436,300	22,225,122
Walt Disney Company (b)	87,700	12,028,932
		232,042,070
Consumer Discretionary — 11.8%
Amazon.com, Inc. (b)	31,700	103,340,415
Booking Holdings Inc. (b)	7,900	18,552,755
Capri Holdings Limited (b)	298,900	15,360,471
General Motors Company (b)	196,300	8,586,162
Home Depot, Inc.	23,900	7,153,987
Lowe’s Companies, Inc.	48,700	9,846,653
Marriott International, Inc. Class A (b)	115,600	20,316,700
NIKE, Inc. Class B	87,600	11,787,456
O’Reilly Automotive, Inc. (b)	27,600	18,904,896
Target Corporation	79,900	16,956,378
Tesla, Inc. (b)	37,500	40,410,000
TJX Companies, Inc.	190,500	11,540,490
Ulta Beauty, Inc. (b)	41,100	16,366,842
		299,123,205
Consumer Staples — 5.9%
Coca-Cola Company	437,200	27,106,400
Costco Wholesale Corporation	60,200	34,666,170
Molson Coors Beverage Company Class B	243,500	12,998,030
PepsiCo, Inc.	78,800	13,189,544
Philip Morris International Inc.	294,700	27,684,118
Procter & Gamble Company	158,250	24,180,600
Walmart Inc.	70,300	10,469,076
		150,293,938
Energy — 4.2%
Adams Natural Resources Fund, Inc. (c)(f)	2,186,774	45,769,180
ConocoPhillips	215,000	21,500,000
Marathon Petroleum Corporation	216,700	18,527,850
Pioneer Natural Resources Company	77,300	19,327,319
		105,124,349

Schedule of Investments (continued)

March 31, 2022
(unaudited)
	Shares	Value (a)
Financials — 10.9%
American International Group, Inc.	530,400	$33,293,208
Bank of America Corp.	1,148,400	47,337,048
Berkshire Hathaway Inc. Class B (b)	96,600	34,091,106
BlackRock, Inc.	21,700	16,582,489
JPMorgan Chase & Co.	124,700	16,999,104
MetLife, Inc.	422,600	29,700,328
Moody’s Corporation	80,000	26,992,800
Morgan Stanley	160,600	14,036,440
Truist Financial Corporation	400,400	22,702,680
Wells Fargo & Company	711,900	34,498,674
		276,233,877
Health Care — 13.9%
Abbott Laboratories	269,400	31,886,184
AbbVie, Inc.	216,600	35,113,026
Centene Corporation (b)	294,500	24,793,955
CVS Health Corporation	325,100	32,903,371
Eli Lilly and Company	149,600	42,840,952
Health Care Select Sector SPDR Fund	166,500	22,808,835
IDEXX Laboratories, Inc. (b)	30,500	16,685,330
IQVIA Holdings Inc. (b)	56,200	12,994,002
Regeneron Pharmaceuticals, Inc. (b)	45,000	31,428,900
Thermo Fisher Scientific Inc.	68,600	40,518,590
UnitedHealth Group Incorporated	117,700	60,023,469
		351,996,614
Industrials — 8.0%
Caterpillar Inc.	115,100	25,646,582
General Dynamics Corporation	109,800	26,481,564
Old Dominion Freight Line, Inc.	62,100	18,548,028
Parker-Hannifin Corporation	82,400	23,381,824
Quanta Services, Inc.	214,200	28,190,862
Raytheon Technologies Corporation	258,900	25,649,223
TransDigm Group Incorporated (b)	35,800	23,325,132
Union Pacific Corporation	118,900	32,484,669
		203,707,884

Schedule of Investments (continued)

March 31, 2022
(unaudited)
	Shares	Value (a)
Information Technology — 27.9%
Adobe Inc. (b)	50,700	$23,099,934
Apple Inc.	983,700	171,763,857
Arista Networks, Inc. (b)	149,200	20,735,816
Automatic Data Processing, Inc.	102,600	23,345,604
Cisco Systems, Inc.	271,900	15,161,144
Intuit Inc.	47,600	22,887,984
Lam Research Corporation	42,600	22,902,186
Mastercard Incorporated Class A	119,500	42,706,910
Micron Technology, Inc.	212,600	16,559,414
Microsoft Corporation	618,100	190,566,411
NVIDIA Corporation	208,600	56,918,596
Oracle Corporation	122,200	10,109,606
Palo Alto Networks, Inc. (b)	37,300	23,219,623
PayPal Holdings, Inc. (b)	40,700	4,706,955
QUALCOMM Incorporated	157,500	24,069,150
Visa Inc. Class A	171,700	38,077,909
		706,831,099
Materials — 2.2%
Linde plc	46,200	14,757,666
LyondellBasell Industries N.V.	111,200	11,433,584
Sherwin-Williams Company	65,300	16,300,186
Steel Dynamics, Inc.	165,100	13,774,293
		56,265,729
Real Estate — 2.6%
CBRE Group, Inc. Class A (b)	150,000	13,728,000
Equinix, Inc.	15,600	11,569,272
Prologis, Inc.	140,300	22,655,644
Simon Property Group, Inc.	134,300	17,668,508
		65,621,424
Utilities — 2.7%
CenterPoint Energy, Inc.	490,300	15,022,792
Evergy, Inc.	202,600	13,845,684
Exelon Corporation	290,400	13,831,752
NextEra Energy, Inc.	307,700	26,065,267
		68,765,495
Total Common Stocks
(Cost $1,448,447,112)		2,516,005,684

Schedule of Investments (continued)

March 31, 2022
(unaudited)
	Shares	Value (a)
Other Investments — 0.0%
Financials — 0.0%
Adams Funds Advisers, LLC (b)(d)(f)
(Cost $150,000)		$466,000
Short-Term Investments — 0.7%
Money Market Funds — 0.7%
Morgan Stanley Institutional Liquidity Funds Prime Portfolio, 0.36% (e)	14,312,996	14,310,133
Northern Institutional Treasury Portfolio, 0.17% (e)	2,642,419	2,642,419
Total Short-Term Investments
(Cost $16,953,077)		16,952,552
Total — 100.0%
(Cost $1,465,550,189)		2,533,424,236
Other Assets Less Liabilities — 0.0%		(251,491)
Net Assets — 100.0%		$2,533,172,745

(a)
Common stocks are listed on the New York Stock Exchange or NASDAQ and are valued at the last reported sale price on the day of valuation.

(b)
Presently non-dividend paying.

(c)
Non-controlled affiliate, a closed-end sector fund, registered as an investment company under the Investment Company Act of 1940.

(d)
Controlled affiliate valued using fair value procedures.

(e)
Rate presented is as of period-end and represents the annualized yield earned over the previous seven days.

(f)
During the three months ended March 31, 2022, investments in affilates were as follows:

Affiliate	Shares held	Net realized gain (loss) and long-term capital gain distributions	Dividend income and short-term capital gain distributions	Change in unrealized appreciation	Value
Adams Funds Advisers, LLC (controlled)	n/a	$—	$—	$—	$466,000
Adams Natural Resources Fund, Inc. (non-controlled)	2,186,774	21,868	196,810	9,643,673	45,769,180
Total		$21,868	$196,810	$9,643,673	$46,235,180
Information regarding transactions in equity securities during the quarter can be found on our website at: www.adamsfunds.com.